Information on market risk and fair value of financial assets and liabilities (telecom activities) - Fair value of financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (11,163)	€ (11,051)	€ (10,246)
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(42,534)	(41,884)	(42,455)
Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(42,524)	(41,870)	(42,386)
Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value			(26)
Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(9)	(14)	(43)
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(33,058)	(34,708)	(34,554)
Level 1 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(33,058)	(34,708)	(34,554)
Level 2 of fair value hierarchy [member] | Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(11,163)	(11,051)	(10,246)
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(9,466)	(7,162)	(7,837)
Level 2 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(9,466)	(7,162)	(7,811)
Level 2 of fair value hierarchy [member] | Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value			(26)
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(9)	(14)	(64)
Level 3 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value			(21)
Level 3 of fair value hierarchy [member] | Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (9)	€ (14)	€ (43)